CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Parent	Ordinary Shares Class A ordinary share	Ordinary Shares Class B ordinary share	Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Non-controlling Interest	Class A ordinary share	Class B ordinary share	Total
Beginning balance at Mar. 31, 2021	$ 7,756,918	$ 1,414	$ 586	$ 1,401,286	$ 518,899	$ 5,542,375	$ 292,358	$ 4,162,304			$ 11,919,222
Beginning balance (in shares) at Mar. 31, 2021		14,144,000	5,856,000
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Capital contribution	768,020			768,020				67,793			835,813
Net income for the year	1,828,360					1,828,360		1,069,204			2,897,564
Appropriation to statutory reserve					90,942	(90,942)
Foreign currency translation gain (loss)	212,841						212,841	263,166			476,007
Ending balance at Mar. 31, 2022	10,566,139	$ 1,414	$ 586	2,169,306	609,841	7,279,793	505,199	5,562,467			16,128,606
Ending balance (in shares) at Mar. 31, 2022		14,144,000	5,856,000						14,144,000	5,856,000
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Net income for the year	477,689					477,689		792,237			1,269,926
Appropriation to statutory reserve					23,322	(23,322)
Foreign currency translation gain (loss)	(790,166)						(790,166)	(429,976)			(1,220,142)
Issuance of Class A Ordinary Share	548,367	$ 29		548,338							548,367
Issuance of Class A Ordinary Share (in shares)		285,000
Ending balance at Mar. 31, 2023	10,802,029	$ 1,443	$ 586	2,717,644	633,163	7,734,160	(284,967)	5,924,728			16,726,757
Ending balance (in shares) at Mar. 31, 2023		14,429,000	5,856,000						14,429,000	5,856,000
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Net income for the year	8,652					8,652		836,679			845,331
Appropriation to statutory reserve					12,375	(12,375)
Foreign currency translation gain (loss)	(526,589)						(526,589)	(297,754)			(824,343)
Issuance of Class A Ordinary Share	458,341	$ 20		458,321							458,341
Issuance of Class A Ordinary Share (in shares)		200,000
Refund of capital contribution - capital reduction								(98,220)			(98,220)
Ending balance at Mar. 31, 2024	$ 10,742,433	$ 1,463	$ 586	$ 3,175,965	$ 645,538	$ 7,730,437	$ (811,556)	$ 6,365,433			$ 17,107,866
Ending balance (in shares) at Mar. 31, 2024		14,629,000	5,856,000						14,629,000	5,856,000